Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis
The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	December 31, 2021
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$610,497	$—	$—	$610,497
Other investments — available-for-sale convertible notes(1)	—	—	34,402	34,402
Total assets measured at fair value	$610,497	$—	$34,402	$644,899
Liabilities:
Warrant Liabilities, net	—	15,547	—	15,547
Total liabilities measured at fair value	$—	$15,547	$—	$15,547

(1)The Company does not intend to sell its investments in available-for-sale convertible notes and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

	December 31, 2020
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$330,049	$—	$—	$330,049
Other investments — available-for-sale convertible notes	—	—	49,849	49,849
Total assets measured at fair value	$330,049	$—	$49,849	$379,898
Liabilities:
Other current liabilities — IndiaCo Forward Contract Liability	$—	$—	$7,907	$7,907
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	279,269	279,269
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	139,639	139,639
Total liabilities measured at fair value	$—	$—	$426,815	$426,815

Assets recorded at fair value classified as Level 3
The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Assets:
Balance at beginning of period	$49,849	$5,541
Purchases	15,000	85,000
Credit loss valuation allowance included in income (loss) from equity method and other investments	(19,010)	(43,857)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	(8,499)	—
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	(2,341)	4,369
Accrued interest income	11,459	5,840
Accrued interest collected	(11,365)	(2,678)
Foreign currency translation (losses) gain included in other comprehensive income	(691)	3,810
Foreign currency gain (loss) included in net income	—	(8,176)
Balance at end of period	$34,402	$49,849

Liabilities recorded at fair value classified as Level 3	The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31, 2021
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Reclassification to Equity	Balance at End of Period
Liabilities:
IndiaCo Forward Contract Liability	$7,907	$—	$(8,499)	$592	$—	$—
SoftBank Senior Unsecured Notes Warrant	279,269	—	(474,521)	230,179	(34,927)	—
2020 LC Facility Warrant	139,639	—	(237,265)	115,092	(17,466)	—
Total	$426,815	$—	$(720,285)	$345,863	$(52,393)	$—

	Year Ended December 31, 2020
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period
Liabilities:
Contingent consideration payable in stock	$445	$—	$(319)	$(122)	$(4)	$—
IndiaCo Forward Contract Liability	—	9,507	—	(1,600)	—	7,907
2019 Warrant	1,297,758	—	(911,120)	(386,638)	—	—
SoftBank Senior Unsecured Notes Warrant	568,877	—	(934)	(288,674)	—	279,269
2020 LC Facility Warrant	284,440	—	(466)	(144,335)	—	139,639
Total	$2,151,520	$9,507	$(912,839)	$(821,369)	$(4)	$426,815

Change in fair value and unrealized gains (losses)	The total change in fair value of level 3 liabilities are included in the consolidated statements of operations in the following financial statement line items:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Income (loss) from equity method and other investments	$(592)	$1,600
Gain (loss) from change in fair value of warrant liabilities	(345,271)	819,647
Selling, general and administrative expenses	—	(122)

The above changes in fair value include unrealized gains (losses) of level 3 liabilities held as of December 31, 2021 and 2020, respectively, included in the consolidated statements of operations in the following financial statement line items:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Income (loss) from equity method and other investments	$—	$1,600
Gain (loss) from change in fair value of warrant liabilities	—	433,009
Selling, general and administrative expenses	—	(122)

Valuation techniques and significant unobservable inputs
The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2021
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$34,402	Discounted cash flow	Price per share	$2.22

	December 31, 2020
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$49,849	Discounted cash flow/Market approach	Price per share	$2.97

Level 3 Liabilities:
IndiaCo Forward Contract Liability	$7,907	Discounted cash flow	Price per share	$2.97
Convertible related party liabilities	$418,908	Discounted cash flow	Preferred share fair values	$3.09